Unaudited Consolidated Statement of Shareholders' Equity - EUR (€) € in Thousands	Total	Subscribed capital	Treasury share reserves	Other capital reserves	Share-based payment reserve	Accumulated deficit	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2017	€ 19,477	€ 1,317	€ (24)	€ 48,901	€ 2,747	€ (32,581)	€ (883)
Net loss	(1,147)					(1,147)
Currency translation adjustment	827						827
Total comprehensive loss	(320)					(1,147)	827
Issuance of shares	142		2	140
Share-based compensation	1,777				1,777
Ending balance at Jun. 30, 2018	21,076	1,317	(22)	49,041	4,524	(33,728)	(56)
Beginning balance at Dec. 31, 2018	19,409	1,317	(18)	49,383	4,149	(36,156)	734
Net loss	(4,874)					(4,874)
Currency translation adjustment	0						0
Total comprehensive loss	(4,874)					(4,874)
Issuance of shares	376		4	372
Settlement of stock options	(452)				(452)
Share-based compensation	2,075				2,075
Ending balance at Jun. 30, 2019	€ 16,534	€ 1,317	€ (14)	€ 49,755	€ 5,772	€ (41,030)	€ 734